BOARD OF MANAGEMENT - Schedule of shares held by former members of the board of management (Details) - Former board of management	Dec. 31, 2020 shares
Shares Held [Line Items]
Shares held (in shares)	8,346,583
S. de Vries
Shares Held [Line Items]
Shares held (in shares)	6,638,869
B. Giannetti
Shares Held [Line Items]
Shares held (in shares)	1,707,714